Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments, Guarantees and Contingent Liabilities
31. Commitments, Guarantees and Contingent Liabilities
Commitments
—The Company and certain subsidiaries have unconditional purchase obligation related to lease agreements, having a cost of ¥11,491 million and ¥23,487 million as of March 31, 2025 and 2026, respectively.
Certain computer systems of the Company and certain subsidiaries have been operated and maintained under non-cancelable
contracts with third-party service providers. For such services, the Company and certain subsidiaries made payments totaling ¥9,348 million, ¥10,896 million and

¥
11,192 million in fiscal 2024, 2025 and 2026, respectively. The longest contract of them will mature in fiscal 2031. As of March 31, 2025 and 2026, the amounts due are as follows:

	2025	2026
Years ending March 31,	Millions of yen	Millions of yen
2026	5,809	—
2027	4,618	8,029
2028	2,884	5,359
2029	106	1,382
2030	51	802
2031	—	208
On or after 2031	1	—
On or after 2032	—	0

Total	¥13,469	¥15,780

The Company and certain subsidiaries have commitments to fund estimated construction costs and so forth to complete ongoing real estate development projects and other commitments, totaling ¥143,120 million and ¥144,135 million as of March 31, 2025 and 2026, respectively.
The Company and certain subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2025 and 2026, the total unused credit and capital amount available are ¥437,496 million and ¥567,563 million respectively.
Balance undrawn from the total amount of commitment to be used in accordance with the terms and conditions of relevant agreements to an equity method investee relating to the development of integrated resort was ¥270,168 million and ¥335,868 million as of March 31, 2025 and March 31, 2026.
We will execute the amount of commitment depending on changes in circumstances such as the progress of the development.
Guarantees
—At the inception of a guarantee, the Company and its subsidiaries recognize a liability in the consolidated balance sheets at fair value for the guarantee that is within the scope of ASC 460 (“Guarantees”). Some of these guarantees, whose contractual obligations cannot be unconditionally cancelled, are in the scope of the Credit Loss Standard and are recognized as other liabilities in the consolidated balance sheets. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2025 and 2026:

	2025			2026
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥558,862	¥5,223	2031	¥614,247	¥5,958	2033
Transferred loans	543,453	6,918	2062	609,536	13,760	2062
Real estate loans *	8,408	135	2048	6,524	0	Undetermined
Other	13,261	0	2044	18,225	0	2043

Total	¥1,123,984	¥12,276	—	¥1,248,532	¥19,718	—

*
The maturity of the longest contract of the real estate loan guarantee contracts as of March 31, 2026 is not determinable, as the timing of completion of the mortgage registration
cannot be determined.

Guarantee of corporate loans:
The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and the subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and the subsidiaries assume the guaranteed customers’ obligation, the Company and the subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2025 and 2026, total notional amount of the loans subject to such guarantees are ¥469,000 million and ¥446,000 million, respectively, and book value of guarantee liabilities are ¥2,474 million and ¥2,448 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of fiscal year. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance. In addition, the Company provides re-guarantees
for guarantee obligations guaranteed by equity method investees.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2026.
Guarantee of transferred loans:
A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval mainly from Fannie Mae under the Delegated Underwriting and Servicing program and Freddie Mac under the Delegated Underwriting Initiative program. As part of these programs, Fannie Mae and Freddie Mac provide a commitment to purchase the loans.
Under these programs, the subsidiary guarantees the performance of the loans transferred to Fannie Mae and Freddie Mac and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans. There were no significant changes in the payment or performance risk of these guarantees in fiscal 2026.
As of March 31, 2025 and 2026, the total outstanding principal amount of loans transferred under the Delegated Underwriting and Servicing program, for which the subsidiary guarantees to absorb some of the losses, were ¥2,683,671 million and ¥2,996,771 million, respectively.
Guarantee of real estate loans:
As of March 31, 2025, real estate loan guarantees primarily consisted of transactions in which the Company and certain subsidiaries guarantee the repayment of residential real estate loans extended by Japanese financial institutions to third-party individuals. In the event that such loans become delinquent for generally three months or more, the Company and the relevant subsidiaries perform the obligations on behalf of the borrowers. These loans are typically secured by the underlying real estate, and, upon performance of the obligations, the Company and the relevant subsidiaries obtain the collateral assets. As of March 31, 2026, real estate loan guarantees primarily consist of transactions in which a subsidiary guarantees the repayment of residential real estate loans extended by Japanese financial institutions to third parties, including guarantees for mortgage loans extended to
individuals
until the completion of the mortgage registration related to the underlying real estate.
Payment or performance risk of the guarantees is considered based on the historical experience of credit events.
There
were no significant changes in the payment or performance risk of the guarantees in fiscal 2026.

Other guarantees:
Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a certain subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts. In addition to the above, joint guarantees for payment obligations of equity method investees are included.
Allowance for
off-balance
sheet credit exposures
—If the entity has a present contractual obligation to extend credit and the obligation is not unconditionally cancelable by the entity, credit losses related the loan commitments of installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of installment loans, credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. The allowance for off-balance
sheet credit exposures is measured using the same measurement methodologies as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current economic and business conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is recorded as other liabilities in the consolidated balance sheets and the allowance were ¥9,766 million and ¥
17,676
 million as of March 31, 2025 and 2026, respectively. Additionally, the provision for credit losses in the consolidated statements of income in fiscal 2025 was ¥5,297 million, which was mainly due to the deterioration in macroeconomic forecasts in certain markets in the Americas compared with the previous year. The provision for credit losses in the consolidated statements of income in fiscal 2026 was ¥
7,211

million, which was mainly due to the recognition of credit losses on certain commercial loans.
Contingencies
—The Company and certain subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.